Other Intangible Assets, Net - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
2021	$ 97
2022	82
2023	64
2024	49
2025	35
Thereafter	118
Net Cost	$ 445	$ 299